FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020
Liabilities:
Warrant Liabilities	$ 19,212,004	$ 30,101,808	$ 17,081,700	$ 17,695,600
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	276,146,597	276,209,453
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liabilities	12,418,620	19,458,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liabilities	$ 6,793,384	$ 10,643,808